Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	Composition of share capital:
	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	365,444	75,000,000	57,293

Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital:

Number of ordinary shares

Balance at January 1, 2024	3,739

Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants (Note 18g)	19,457

Shares issued to consultants (Note 19(a)(3))	3,419

Issuance of share capital – in respect of January 2024 SEPA (Note 18(h))	30,678

Balance at December 31, 2024	57,293

Shares issued to consultants in respect of exercised restricted share units (“RSUs”) (Note 18e)	4,205

Exercise of convertible debentures (Note 18i)	119,094

Exercise of warrants (Note 18j)	40,172

Issuance of shares in a registered direct offering (Note 18k)	143,617

Shares issued to consultants (Note 19(a)(3))	1,059

Rounding shares	4

Balance at December 31, 2025	365,444

Schedule of Outstanding Warrants	The following table summarizes information of outstanding warrants as of December 31, 2025:
Warrants	Warrant Term	Exercise Price		Exercisable

March 2021 Series A Warrants	March 1, 2026	USD	34,743	233
March 2021 Series B Warrants	March 1, 2026	USD	52,088	117
May 2022 Warrants	May 27, 2027	USD	12,924	1,443
				1,793